Related parties (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Schedule of Related Party Transactions
There were no further transactions with related parties for the relevant financial years except for the following transactions with On’s extended founder team[1]:

(CHF in millions)	2025	2024	2023

Short-term employee benefits	1.7	3.4	4.2
Post-employment benefits	4.9	1.1	0.3
Share-based compensation	12.7	13.8	13.8
On’s extended founder team(1)	19.3	18.2	18.3
(1) Up until March 31, 2025, our extended founder team included Marc Maurer, former co-CEO. Transactions with Marc Maurer until March 31, 2025 are included in the above table.